General and Administrative Expenses	12 Months Ended
Dec. 31, 2014
General and Administrative Expenses [Abstract]
General and Administrative Expenses

14.General and Administrative Expenses

General and administrative expenses, including related party amounts, are comprised as follows:

	2012	2013	2014
Share based compensation	$1,225,276	$2,066,688	$2,247,002
Executive services	2,592,660	3,013,000	2,939,560
Non-executive directors’ remuneration	154,836	176,559	210,637
Office rent	12,577	21,268	24,924
Travel expenses	119,113	95,778	61,114
Personnel and other expenses	64,277	50,302	89,031
Professional services	1,066,699	1,358,530	1,227,830
Directors and officers insurance	104,241	92,951	84,405
Stock market annual fees	176,363	126,191	123,216
Other expenses	404,794	274,677	224,670
Total general and administrative expenses	$5,920,836	$7,275,944	$7,232,389